Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets [Abstract]
Beginning of period	$ 152,290	$ 147,966
Increase/(decrease) through the consolidated income statement	46,855	6,003
Increase/(decrease) through other consolidated comprehensive income (equity)	(23,712)	(8,698)
Business combinations (Note 5)	4,410
Currency translation differences and other	(7,575)	7,019
End of period	172,268	152,290
Deferred tax liabilities [Abstract]
Beginning of period	260,923	248,996
Increase/(decrease) through the consolidated income statement	32,059	9,675
Business combinations (Note 5)	4,910
Currency translation differences and other	10,967	2,252
End of period	$ 308,859	$ 260,923